Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Information [Abstract]
Income from operations and capital expenditures by segment [Table Text Block]

	2015
(In millions)	L&S	G&P	Total
Revenues and other income:
Segment revenues	$760	$150	$910
Segment other income	75	—	75
Total segment revenues and other income	835	150	985
Costs and expenses:
Segment cost of revenues	379	62	441
Segment operating income before portion attributable to noncontrolling interest	456	88	544
Segment portion attributable to noncontrolling interest and Predecessor	134	12	146
Segment operating income attributable to MPLX LP	$322	$76	$398

2014
(In millions)	L&S
Revenues and other income:
Segment revenues	$747
Segment other income	46
Total segment revenues and other income	793
Costs and expenses:
Segment cost of revenues	392
Segment operating income before portion attributable to noncontrolling interest	401
Segment portion attributable to noncontrolling interest and Predecessor	188
Segment operating income attributable to MPLX LP	$213

2013
(In millions)	L&S
Revenues and other income:
Segment revenues	$680
Segment other income	33
Total segment revenues and other income	713
Costs and expenses:
Segment cost of revenues	361
Segment operating income before portion attributable to noncontrolling interest	352
Segment portion attributable to noncontrolling interest and Predecessor	209
Segment operating income attributable to MPLX LP	$143

Reconciliation to Income from Operations [Table Text Block]

(in millions)	2015	2014	2013
Reconciliation to Income from operations:
Segment operating income attributable to MPLX	$398	$213	$143
Segment portion attributable to unconsolidated affiliates	(21)	—	—
Segment portion attributable to noncontrolling interest and Predecessor	146	188	209
Income from equity method investments	3	—	—
Other income - related parties	2	—	—
Unrealized derivative gains	4	—	—
Depreciation and amortization	(116)	(75)	(70)
General and administrative expenses	(118)	(81)	(69)
Income from operations	$298	$245	$213

Reconciliation to Total Revenues and other income [Table Text Block]

(in millions)	2015	2014	2013
Reconciliation to Total revenues and other income:
Total segment revenues and other income	$985	$793	$713
Revenue adjustment from unconsolidated affiliates	(28)	—	—
Income from equity method investments	3	—	—
Other income - related parties	2	—	—
Unrealized derivative loss	(1)	—	—
Total revenues and other income	$961	$793	$713

Reconciliation of Net Income Attributable to Noncontrolling Interests [Table Text Block]

(in millions)	2015	2014	2013
Reconciliation to Net income attributable to noncontrolling interests
Segment portion attributable to noncontrolling interest and Predecessor	$146	$188	$209
Portion of noncontrolling interests and Predecessor related to items below segment income from operations	(48)	(70)	(76)
Portion of operating income attributable to noncontrolling interests of unconsolidated affiliates	(5)	—	—
Net income attributable to noncontrolling interests and Predecessor	$93	$118	$133

Reconciliation of Other Significant Reconciling Items from Segments to Consolidated [Table Text Block]
The following reconciles segment capital expenditures to total capital expenditures:

(In millions)	2015	2014	2013
L&S segment capital expenditures	$212	$141	$151
G&P segment capital expenditures(1)	100	—	—
Total segment capital expenditures	312	141	151
Less: Capital expenditures for Partnership operated, non-wholly owned subsidiaries	(24)	—	—
Total capital expenditures	$288	$141	$151

(1)	The G&P segment includes $24 million of capital expenditures related to Partnership operated, non-wholly owned subsidiaries.

Reconciliation of Assets from Segment to Consolidated [Table Text Block]	Total assets by reportable segment were:

	December 31,
(In millions)	2015	2014
L&S	$1,858	$1,544
G&P	14,246	—
Total assets	$16,104	$1,544